UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, August 24, 2004

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: $412,537


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

AmerisourceBergen Corp               COM   03073E105   8396     140450   SH         SOLE        16300       124150
AMLI Residential Pptys Trust         COM   001735109   6573     224025   SH         SOLE        25000       199025
Berkshire Hathaway Inc Del Cl B      COM   084670207  43110      14589   SH         SOLE         1645        12944
Cathay General Bancorp               COM   149150104  18075     270993   SH         SOLE        33650       237343
Cendant Corp                         COM   151313103  49017    2002310   SH         SOLE       211100      1791210
Center Financial Corp                COM   15146E102   7305     481535   SH         SOLE       129664       351871
Chubb Corp                           COM   171232101  15365     225362   SH         SOLE        23925       201437
CVS Corp		             COM   126650100  11005     261900   SH         SOLE        29300       232600
Devon Energy Corp New                COM   25179M103  13023     197315   SH         SOLE        24900       172415
Diamond Offshore Drilling Inc        COM   25271C102   6474     271675   SH         SOLE        23450       248225
Equity Office Properties Trust       COM   294741103  10706     393600   SH         SOLE        60300       333300
Federal Home Ln Mtg Corp             COM   313400301  22038     348145   SH         SOLE        38400       309745
Greater Bay Bancorp                  COM   391648102  12173     421200   SH         SOLE        53950       367250
Hanmi Finl Corp                      COM   410495105   3985     135091   SH         SOLE         8900       126191
International Speedway Corp Cl A     COM   460335201   9700     199428   SH         SOLE        24210       175218
Johnson & Johnson                    COM   478160104  14304     256802   SH         SOLE        31600       225202
Mattel, Inc                          COM   577081102  13439     736400   SH         SOLE        81000       655400
Medco Health Solutions, Inc          COM   58405U102   3231      86150   SH         SOLE        10000        76150
Mercury General Corp New             COM   589400100  24458     492609   SH         SOLE        49650       442959
Mestek Inc                           COM   590829107   7892     475122   SH         SOLE        53300       421822
Post Pptys Inc                       COM   737464107  14299     490525   SH         SOLE        58450       432075
Prima Energy Corp	             COM   741901201   3124      78950   SH         SOLE          400        78550
Progressive Corp Ohio                COM   743315103  10864     127360   SH         SOLE        16100       111260
Safeco Corp                          COM   786429100   3228      73365   SH         SOLE        10900        62465
Summit Pptys Inc                     COM   866239106    424      16550   SH         SOLE          550        16000
Sun Communities Inc                  COM   866674104  13018     345760   SH         SOLE        42700       303060
TJX Cos Inc New                      COM   872540109   9094     376700   SH         SOLE         1700       375000
Viad Corp                            COM   92552R109  21845     808775   SH         SOLE        88550       720225
Washington Post Co                   COM   939640108  23577      25351   SH         SOLE         3155        22196
Weight Watchers Intl Inc New         COM   948626106  12797     326950   SH         SOLE        31900       295050